The Company, Liquidity, and Basis of Presentation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		9 Months Ended		12 Months Ended
	Aug. 08, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024
Organization Consolidation and Presentation of Financial Statements [Line Items]
Accumulated deficit		$ (979,222)		$ (767,623)	$ (504,486)
Cash flows from operations		(137,665)	$ (117,393)	$ (157,650)	$ (93,434)
Series D-1 Preferred Stock funding		$ 244,700
Common Stock, Initial public offering	22,200
Common stock retained par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock, shares issued upon conversion	105,800
Common stock, share exercised				831
Accrued interest	$ 11,400
Common stock reverse split		1-for-3.2544
IPO
Organization Consolidation and Presentation of Financial Statements [Line Items]
Common Stock, Initial public offering	2,900
Common stock retained par value	$ 45
Proceeds from initial public offering	$ 998,600
Proceeds of underwritng discounts	932,300
Proceeds of commission received	57,400
Offering costs	11,400
Stock-based compensation expense.	$ 3,000
Common Stock
Organization Consolidation and Presentation of Financial Statements [Line Items]
Common stock retained par value						$ 0.0001
Common stock, share exercised	600
Common Warrants
Organization Consolidation and Presentation of Financial Statements [Line Items]
Common stock, share exercised	1,000
Series C Preferred Stock
Organization Consolidation and Presentation of Financial Statements [Line Items]
Series D-1 Preferred Stock funding					$ 105,200
Series C Preferred Stock | Debt Instrument Series C
Organization Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from Issuance of Convertible Preferred Stock				$ 21,000	$ 158,000
Series D Preferred Stock | Debt Instrument Series D
Organization Consolidation and Presentation of Financial Statements [Line Items]
Debt conversion, converted instrument, amount				25,800
Proceeds from Issuance of Convertible Preferred Stock				$ 176,800